Income Tax Expenses - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Hong Kong | Taxable Income Within HKD$2 million
Income Tax Disclosure [Line Items]
Income tax rate	8.25%
Hong Kong | Taxable Income Beyond HKD$2 million
Income Tax Disclosure [Line Items]
Income tax rate	16.50%
PRC
Income Tax Disclosure [Line Items]
Percentage of qualified research and development expenses enterprises are entitled to claim as additional tax deduction	100.00%	75.00%	50.00%	50.00%
Withholding tax rate	10.00%
Undistributed earnings available for distribution	¥ 956,980	¥ 827,531
Statute of limitations year	3 years
Statute of limitations extended period	5 years
PRC | Arrangement Between PRC and Hong Kong Special Administrative Region on Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital
Income Tax Disclosure [Line Items]
Withholding tax rate	5.00%
Minimum percentage of equity interests in PRC foreign-invested enterprise to be subject to special withholding tax rate	25.00%
Withholding income tax rate on dividends for Hong Kong holding company which is not considered to be beneficial owner	10.00%
PRC | 2018
Income Tax Disclosure [Line Items]
Percentage of qualified research and development expenses enterprises are entitled to claim as additional tax deduction	75.00%
PRC | 2020
Income Tax Disclosure [Line Items]
Percentage of qualified research and development expenses enterprises are entitled to claim as additional tax deduction	75.00%
PRC | Enterprise Income Tax
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
PRC | Subsidiaries and VIEs and Predecessor Operations
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%
PRC | High and New Technology Enterprises
Income Tax Disclosure [Line Items]
Income tax rate	15.00%